Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events

Note 15 — Subsequent Events

July 2011 Debt Offerings

On July 15, 2011, Cytomedix entered into a Letter Agreement (the “Agreement”) with an unaffiliated third party, JMJ Financial Group Inc. (“JMJ”), relating to a private placement of up to $1.3 million in principal amount of a three-year convertible promissory note (the “JMJ Note”) providing for advances in the following amounts: (i) $600,000 paid to the Company at the closing of the investment on July 18, 2011, (ii) $200,000 to be paid to the Company within 60 days of the closing of this investment provided that (a) there is no event of default at the time of such payment and (b) the trading volume of the Company’s common stock for the previous 22 trading days is at least $500,000, and (iii) on a best efforts basis and at JMJ’s election to pay the remaining amount commencing 210 days following the closing of the investment, in monthly installments of $150,000, but in no case later than the maturity date of the note, which payment amount and schedule may be changed, subject to JMJ’s discretion upon written notice to the Company. JMJ has the option to provide additional funding of up to $1.5 million on substantially the same terms. In the event JMJ elects to execute an additional note in the amount of $500,000 and to enforce the conversion “ceiling” (discussed below), the Company may elect to cancel within three days of JMJ’s execution in exchange for a one-time penalty in the amount of 20% of the unfunded amount, which can be added either to the balance of the note or paid in cash, at the Company’s discretion. Finally, in the event JMJ elects to execute additional notes in an additional amount of up to $1 million, the Company may elect to cancel such notes at no fee or penalty. The JMJ Note is convertible into shares of the Company’s common stock based on 80% of the average of the three lowest closing prices in the 20 trading days prior to the date of conversion. The JMJ Note bears a one-time 4% interest charge, which can be paid in shares of common stock at the conversion rate. The conversion is subject to a “ceiling” of $0.80 per share which is applicable to the initial $800,000 of the funding, and a “floor” of $0.25 per share. The JMJ Note may not be prepaid by the Company unless approved by JMJ. JMJ’s funding obligations are secured and collateralized over the remainder of the three-year period. The JMJ Note also includes customary default provisions related to payment of principal and interest and bankruptcy or creditor assignment. In addition, it will constitute an event of default under the JMJ Note if the Company is not eligible to transfer shares by DWAC/FAST or becomes delinquent in its filings with the Securities and Exchange Commission. The foregoing description of the Letter Agreement and JMJ Note does not purport to be complete and is subject to and qualified in its entirety by reference to the full text of such agreements and documents.

On July 15, 2011, the Company also entered into Subscription Agreements with four of its existing shareholders in connection with the sale of the Company’s 12% convertible promissory notes maturing on March 31, 2012 (the “Notes”) for a total investment in the amount of $600,000 (the “Note Offering”). The Notes bear interest at the rate of 12% per annum that is payable quarterly commencing on September 30, 2011. The Note holders may, at their option, at any time prior to the maturity date of the Note, convert the unpaid principal amount and accrued interest into shares of the Company’s common stock, which number is determined by dividing the Note conversion amount by the conversion price equal to 90% of the volume-weighted average price for the 10 trading days prior to the conversion date, subject to a conversion “ceiling” of $0.50 per share. The Notes may be prepaid at any time after January 12, 2012, without premium or penalty. The Subscription Agreement and the Notes contain other terms and provisions that are customary for instruments of this nature. The foregoing description of the Subscription Agreement and the Notes does not purport to be complete and is subject to and qualified in its entirety by reference to the full text of such agreements and documents.

The securities in JMJ Offering and the Note Offering were sold exempt from registration under the Securities Act of 1933, in reliance on Section 4(2) thereof and Rule 506 of Regulation D thereunder. Each purchaser represented that it was an “accredited investor” as defined in Regulation D.

Note 21 — Subsequent Events

Dividend on Series D Preferred Stock

On January 18, 2011, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred Stock in the form of shares of its common stock. The total dividend paid to all Series D preferred stock holders was 142,915 shares of common stock.

Stock Option Grants

On January 26, 2011, under the LTIP, the Company granted 190,000 stock options to board members for their upcoming service in 2011, 10,000 to an employee, and 50,000 to a consultant. These options have an exercise price of $0.49, which was the closing market price on their date of grant and expire ten years from the date of grant, except for the consultant options which have a 3 year term. The board members’ options vest in equal monthly installments through December 2011, the other options vest over a period of two to three years.

Warrant Amendments

On January 28, 2011, with approval of the respective warrant holders, the Company made the following modifications to existing warrants:

•	August 2009 Warrants — the exercise price was reduced to $0.51 and the clause requiring pricing adjustments upon certain subsequent equity issuances was deleted
•	October 2010 Warrants — the clause requiring pricing adjustments upon certain subsequent equity issuances was deleted

These modifications resulted in the reclassification of the derivative liability associated with these warrants to Additional paid-in capital.